Total
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund (formerly known as MassMutual Select T. Rowe Price U.S. Treasury Long-Term Fund)
INVESTMENT OBJECTIVE
The Fund seeks a high level of income consistent with capital preservation.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund Class I
Management Fees	none	[1]
Distribution and Service (Rule 12b-1) Fees	none
Other Expenses	0.18%
Total Annual Fund Operating Expenses	0.18%
Expense Reimbursement	(0.18%)
Total Annual Fund Operating Expenses after Expense Reimbursement	none	[2]
[1]	Management Fees have been restated to reflect current fees.
[2]	The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2022, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed .00% for Class I. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund | Class I | USD ($)	none	40	83	212

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 206% of the average value of its portfolio.

INVESTMENTS, RISKS, AND PERFORMANCE
Principal Investment Strategies
The Fund seeks to track the investment returns of its benchmark index, the Bloomberg Barclays U.S. Long Treasury Bond Index*. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities that are held in its benchmark index and at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in U.S. Treasury securities, which are backed by the full faith and credit of the U.S. Government. The Fund’s subadviser, T. Rowe Price Associates, Inc. (“T. Rowe Price”), invests the remainder of the Fund’s assets in other securities backed by the full faith and credit of the U.S. Government and in shares of a T. Rowe Price internal money fund or short-term bond fund that invests exclusively in securities backed by the
*
BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). BARCLAYS® is a trademark and service mark of Barclays Bank Plc (collectively with its affiliates, “Barclays”), used under license. Bloomberg or Bloomberg’s licensors, including Barclays, own all proprietary rights in the Bloomberg Barclays Indices. Neither Bloomberg nor Barclays is affiliated with MassMutual, and neither approves, endorses, reviews or recommends the Fund. Neither Bloomberg nor Barclays guarantees the timeliness, accurateness or completeness of any data or information relating to the Bloomberg Barclays U.S. Long Treasury Bond Index, and neither shall be liable in any way to MassMutual, investors in the Fund or other third parties in respect of the use or accuracy of the Bloomberg Barclays U.S. Long Treasury Bond Index or any data included therein.

full faith and credit of the U.S. Government. Securities backed by the full faith and credit of the U.S. Government include, without limitation, securities issued by Government National Mortgage Association and other government agencies and certain corporate debt securities guaranteed by U.S. Government agencies.
The dollar-weighted average maturity of the Fund’s portfolio will normally exceed 10 years, and it will vary consistent with the dollar-weighted average maturity of the benchmark index.
The Bloomberg Barclays U.S. Long Treasury Bond Index is an index consisting of U.S. dollar-denominated, fixed rate nominal debt issued by the U.S. Treasury with maturities of 10 years or more. The Fund does not attempt to fully replicate the index by holding each of the bonds represented in the index. Instead, the Fund seeks to track the returns of the index and more efficiently replicate the key risk factors of the index (maturity, duration, credit quality) by attempting to capitalize on market inefficiencies through structural portfolio positioning and via small tactical bets on inflation, duration, and yield curve positioning.
U.S. Treasury securities in which the Fund may invest include Treasury bills, notes, and bonds (which includes Treasury STRIPS), as well as Treasury inflation protected securities. The Fund buys and sells U.S. Treasury futures, which are futures contracts on U.S. Treasury bonds or notes, to gain efficient exposure to U.S. Treasury security prices, help realign the portfolio with the benchmark index, adjust its sensitivity to interest rate changes, and/or manage cash flows into and out of the Fund. Use of derivatives by the Fund may create investment leverage.
The Fund may purchase and sell securities on a when-issued, delayed delivery, to-be-announced, or forward commitment basis.
T. Rowe Price may sell securities for a variety of reasons, such as to adjust the portfolio’s average maturity, better align the portfolio with the characteristics of its benchmark index, or to satisfy redemption requests.
The Fund expects that it will engage in active and frequent trading and so will typically have a relatively high portfolio turnover rate.

Principal Risks
The following are the Principal Risks of the Fund. The value of your investment in the Fund could go down as well as up. You can lose money by investing in the Fund. Certain risks relating to instruments and strategies used in the management of the Fund are placed first. The significance of any specific risk to an investment in the Fund will vary over time, depending on the composition of the Fund’s portfolio, market conditions, and other factors. You should read all of the risk information presented below carefully, because any one or more of these risks may result in losses to the Fund.
Fixed Income Securities Risk The values of fixed income securities typically will decline during periods of rising interest rates, and can also decline in response to changes in the financial condition of the issuer, borrower, counterparty, or underlying collateral assets, or changes in market, economic, industry, political, regulatory, public health, and other conditions affecting a particular type of security or issuer or fixed income securities generally. Certain events, such as market or economic developments, regulatory or government actions, natural disasters, pandemics, terrorist attacks, war, and other geopolitical events can have a dramatic adverse effect on the debt market and the overall liquidity of the market for fixed income securities. During those periods, the Fund may experience high levels of shareholder redemptions, and may have to sell securities at times when the Fund would otherwise not do so, and potentially at unfavorable prices. Certain securities may be difficult to value during such periods. Fixed income securities are subject to interest rate risk (the risk that the value of a fixed income security will fall when interest rates rise), extension risk (the risk that the average life of a security will be extended through a slowing of principal payments), prepayment risk (the risk that a security will be prepaid and the Fund will be required to reinvest at a less favorable rate), and credit risk.
Credit Risk Credit risk is the risk that an issuer, guarantor, or liquidity provider of a fixed income security held by the Fund may be unable or unwilling, or may be perceived (whether by market participants, ratings agencies, pricing services or otherwise) as unable or unwilling, to make timely principal and/or interest payments, or to otherwise honor its obligations. The Fund may also be exposed to the credit risk of its counterparty to repurchase agreements, reverse repurchase agreements, swap transactions, and other derivatives transactions, and to the counterparty’s ability or willingness to perform in accordance with the terms of the transaction. The value of such transactions to the Fund will depend on the willingness and ability of the counterparty to perform its obligations, including among other things the obligation to return collateral or margin to the Fund.
Derivatives Risk Derivatives can be highly volatile and involve risks different from, and potentially greater than, direct investments, including risks of imperfect correlation between the value of derivatives and underlying assets, counterparty default, potential losses that partially or completely offset gains, and illiquidity. Derivatives can create investment leverage. Losses from derivatives can be substantially greater than the derivatives’ original cost and can sometimes be unlimited. If the value of a derivative does not correlate well with the particular market or asset class the derivative is designed to provide exposure to, the derivative may not have the effect or benefit anticipated. Derivatives can also reduce the opportunity for gains or result in losses by offsetting positive returns in other investments. Many derivatives are traded in the over-the-counter market and not on exchanges.
Indexing Risk The Fund’s performance may not track the performance of the index due to a number of factors, including fees and expenses of the Fund, the Fund’s cash positions, and differences between securities held by the Fund and the securities comprising the index which may result from legal restrictions, costs, or liquidity constraints, especially during times when a sampling methodology is used.
Cash Position Risk If the Fund holds a significant portion of its assets in cash or cash equivalents, its investment returns may be adversely affected and the Fund may not achieve its investment objective.
Frequent Trading/Portfolio Turnover Risk Portfolio turnover generally involves some expense to the Fund and may result in the realization of taxable capital gains (including short-term gains). The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s performance.
Leveraging Risk Instruments and transactions, including derivatives, that create leverage may cause the value of an investment in the Fund to be more volatile, could result in larger losses than if they were not used, and tend to compound the effects of other risks.
Liquidity Risk Certain securities may be difficult (or impossible) to sell or certain positions may be difficult to close out at a desirable time and price, and the Fund may be required to hold an illiquid investment that is declining in value, or it may be required to sell certain illiquid investments at a price or time that is not advantageous in order to meet redemptions or other cash needs. Some securities may be subject to restrictions on resale. There can be no assurance that there will be a liquid market for instruments held by the Fund at any time. The Fund may not receive the proceeds from the sale of certain investments for an extended period.
Management Risk The Fund relies on the manager’s investment analysis and its selection of investments to achieve its investment objective. There can be no assurance that the Fund will achieve the intended results and the Fund may incur significant losses.
Market Risk The value of the Fund’s portfolio securities may decline, at times sharply and unpredictably, as a result of unfavorable market-induced changes affecting particular industries, sectors, or issuers. Stock markets can decline significantly in response to issuer, market, economic, industry, political, regulatory, geopolitical, public health, and other conditions, as well as investor perceptions of these conditions. The Fund is subject to risks affecting issuers, such as management performance, financial leverage, industry problems, and reduced demand for goods or services.
Risk of Investment in Other Funds or Pools The Fund is indirectly exposed to all of the risks of the underlying funds, including ETFs, in which it invests, including the risk that the underlying funds will not perform as expected. The Fund indirectly pays a portion of the expenses incurred by the underlying funds.
Sector Risk The Fund may allocate more of its assets to particular industries or to particular economic, market, or industry sectors than to others. This could increase the volatility of the Fund’s portfolio, and the Fund’s performance may be more susceptible to developments affecting issuers in those industries or sectors than if the Fund invested more broadly.
U.S. Government Securities Risk Obligations of certain U.S. Government agencies and instrumentalities are not backed by the full faith and credit of the U.S. Government, and there can be no assurance that the U.S. Government would provide financial support to such agencies and instrumentalities.
Valuation Risk The Fund is subject to the risk of mispricing or improper valuation of its investments, in particular to the extent that its securities are fair valued.
When-Issued, Delayed Delivery, TBA, and Forward Commitment Transaction Risk These transactions may create leverage and involve a risk of loss if the value of the securities declines prior to settlement.

Performance Information
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class I shares. The table shows how the Fund’s average annual returns for 1 year, and since inception, compare with those of a broad measure of market performance. The Fund’s name and investment strategy changed on October 5, 2020. The performance results shown below would not necessarily have been achieved had the Fund’s current investment strategy been in effect for the entire period for which performance results are presented. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Annual Performance Class I Shares

Highest Quarter:	Q1 ‘20,	20.98%	Lowest Quarter:	Q4 ‘19,	–4.14%

Average Annual Total Returns (for the periods ended December 31, 2020)
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Returns - MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund	Average Annual Returns, 1 Year		Average Annual Returns, Since Inception		Average Annual Returns, Inception Date
Class I	16.45%		12.17%		Feb. 09, 2018
After Taxes on Distributions | Class I	4.13%		6.68%		Feb. 09, 2018
After Taxes on Distributions and Sale of Fund Shares | Class I	14.00%		8.07%		Feb. 09, 2018
Bloomberg Barclays U.S. Long Treasury Bond Index (reflects no deduction for fees, expenses, or taxes)	17.70%	[1]	12.78%	[1]	Feb. 09, 2018	[2]
Bloomberg Barclays Long-Term U.S. Treasury Index (reflects no deduction for fees, expenses, or taxes)	17.70%		12.78%		Feb. 09, 2018
[1]	Going forward, the Fund’s performance benchmark index will be the Bloomberg Barclays U.S. Long Treasury Bond Index rather than the Bloomberg Barclays Long-Term U.S. Treasury Index because the Bloomberg Barclays U.S. Long Treasury Bond Index more closely represents the Fund’s investment strategy.
[2]	Going forward, the Fund’s performance benchmark index will be the Bloomberg Barclays U.S. Long Treasury Bond Index rather than the Bloomberg Barclays Long-Term U.S. Treasury Index because the Bloomberg Barclays U.S. Long Treasury Bond Index more closely represents the Fund’s investment strategy.